Reportable Segments (Narrative) (Details) shares in Millions	Dec. 31, 2016 shares
Segment Reporting [Abstract]
Investments in and Advances to Affiliates, Balance, Shares	43.5
Equity Method Investment, Ownership Percentage	44.30%